Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property, plant and equipment
8.

Property, plant and equipment
At December 31, 2021
Land
Plant

Furniture
Exploration

and
and

and
Under and
buildings equipment

fixtures
construction

evaluation
Total
Cost
Beginning of year $ 5,224,333 $ 2,699,844 $ 78,911 $ 139,051 $ 1,125,483 $ 9,267,622
Additions 1,520 8,807 700 87,637 120 98,784
Transfers 17,145 31,243 5,130 (52,797) - 721
Change in reclamation provision [note 15] (62,427) - - - - (62,427)
Disposals (23,075) (6,019) (345) (6,691) - (36,130)
Effect of movements in exchange rates (5,287) (1,314) (30) - (52,364) (58,995)
End of year 5,152,209 2,732,561 84,366 167,200 1,073,239 9,209,575
Accumulated depreciation and impairment
Beginning of year 3,031,292 1,876,336 74,246 36,798 483,663 5,502,335
Depreciation charge 104,641 92,670 4,246 - - 201,557
Change in reclamation provision [note 15]
(a)
(8,407) - - - - (8,407)
Disposals (20,999) (5,623) (345) - - (26,967)
Effect of movements in exchange rates (4,787) (1,155) (28) - (25,416) (31,386)
End of year 3,101,740 1,962,228 78,119 36,798 458,247 5,637,132
Right-of-use assets
Beginning of year 1,806 2,322 2,142 - - 6,270
Additions - 477 - - - 477
Depreciation charge (875) (494) (501) - - (1,870)
Transfers - (721) - - - (721)
End of year 931 1,584 1,641 - - 4,156
Net book value at December 31, 2021 $ 2,051,400 $ 771,917 $ 7,888 $ 130,402 $ 614,992 $ 3,576,599
At December 31, 2020
Land
Plant

Furniture
Exploration

and
and

and
Under and
buildings equipment

fixtures
construction

evaluation
Total
Cost
Beginning of year $ 5,050,115 $ 2,678,165 $ 80,869 $ 132,457 $ 1,071,840 $ 9,013,446
Additions 2,030 7,097 855 67,477 3 77,462
Transfers 37,971 21,405 2,554 (60,391) - 1,539
Change in reclamation provision 151,558 - - - - 151,558
Disposals (1,678) (3,385) (5,299) (492) (99) (10,953)
Effect of movements in exchange rates (15,663) (3,438) (68) - 53,739 34,570
End of year 5,224,333 2,699,844 78,911 139,051 1,125,483 9,267,622
Accumulated depreciation and impairment
Beginning of year 2,936,088 1,793,049 76,601 36,799 458,386 5,300,923
Depreciation charge 84,261 89,550 3,010 - - 176,821
Change in reclamation provision
(a)
23,921 - - - - 23,921
Disposals (903) (2,997) (5,299) (1) (150) (9,350)
Effect of movements in exchange rates (12,075) (3,266) (66) - 25,427 10,020
End of year 3,031,292 1,876,336 74,246 36,798 483,663 5,502,335
Right-of-use assets
Beginning of year 2,646 5,084 419 - - 8,149
Additions 75 22 2,124 - - 2,221
Disposals (40) (747) - - - (787)
Depreciation charge (875) (498) (401) - - (1,774)
Transfers - (1,539) - - - (1,539)
End of year 1,806 2,322 2,142 - - 6,270
Net book value at December 31, 2020 $ 2,194,847 $ 825,830 $ 6,807 $ 102,253 $ 641,820 $ 3,771,557
Cameco has contractual capital commitments of approximately $ 53,000,000 at December 31, 2021. Certain of the contractual
commitments may contain cancellation clauses, however the Company discloses the commitments based on management’s intent to fulfill the contract. The majority of this amount is expected to be incurred in 2022.
(a) Asset retirement obligation assets are adjusted when the Company updates its reclamation provisions due to new cash flow estimates or changes in discount and inflation rates. When the assets of an operation have been written off due to an impairment, as is the case with our Rabbit Lake operation and some of our operations in the United States, the adjustment is recorded directly to the statement of earnings as other operating expense or income.